Reserve for Mortgage Repurchases and Indemnifications (Tables)	12 Months Ended
Dec. 31, 2013
Valuation and Qualifying Accounts [Abstract]
Summary of changes in the reserve for mortgage repurchases and indemnifications
The following is a summary of changes in the reserve for mortgage repurchases and indemnifications for the years ended December 31, 2013, 2012 and 2011:

	Years ended December 31,
	2013	2012	2011
Balance at beginning of period	$1,917	$—	$—
Increase in reserve due to growth in origination volume	2,899	1,917	—
Crossline business combination	498	—	—
Decrease in reserve due to changes in assumptions	(417)	—	—
Losses on repurchases and indemnifications	(1,188)	—	—
Balance at end of period	$3,709	$1,917	$—